Exchange rates	12 Months Ended
Dec. 31, 2025
Exchange rates
Exchange rates

26 Exchange rates

The following exchange rates have been applied in preparing the consolidated financial statements:

	Income statement			Statement of financial position
	2023	2024	2025	2024	2025
Euro to sterling	1.15	1.18	1.17	1.21	1.15
US dollar to sterling	1.24	1.28	1.32	1.25	1.35